Document and Entity Information	Mar. 16, 2022
Prospectus:
Document Type	497
Document Period End Date	Mar. 16, 2022
Entity Registrant Name	Morgan Stanley Institutional Fund Trust
Entity Central Index Key	0000741375
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 16, 2022
Document Effective Date	Mar. 16, 2022
Prospectus Date	Jan. 28, 2022
Discovery Portfolio | Class A Shares
Prospectus:
Trading Symbol	MACGX
Discovery Portfolio | Class I Shares
Prospectus:
Trading Symbol	MPEGX
Discovery Portfolio | Class L
Prospectus:
Trading Symbol	MSKLX
Discovery Portfolio | Class R6
Prospectus:
Trading Symbol	MMCGX
Discovery Portfolio | Class C
Prospectus:
Trading Symbol	MSMFX
Global Strategist Portfolio | Class A Shares
Prospectus:
Trading Symbol	MBAAX
Global Strategist Portfolio | Class I Shares
Prospectus:
Trading Symbol	MPBAX
Global Strategist Portfolio | Investment Class
Prospectus:
Trading Symbol	MABIX
Global Strategist Portfolio | Class L
Prospectus:
Trading Symbol	MSDLX
Global Strategist Portfolio | Class C
Prospectus:
Trading Symbol	MSSOX
Global Strategist Portfolio | Class R6
Prospectus:
Trading Symbol	MGPOX